FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-2589

                            Eaton Vance Series Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

    255 State Street, Boston, Massachusetts,                      02109
    ---------------------------------------------------------------------
    (Address of principal executive offices)                   (Zip code)

                              Alan R. Dynner, Esq.
                 255 State Street, Boston, Massachusetts, 02109
                 ----------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-8260

Date of fiscal year end: N/A

Date of reporting period: July 1, 2003 through June 30, 2004

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Name of Registrant) Eaton Vance Series Trust

By (Signature and Title) /s/ Duncan W. Richardson, President

Date August 31, 2004

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number N/A

        Eaton Vance Eaton Vance Tax-Managed Growth Fund 1.0, a series of
                            Eaton Vance Series Trust
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

    255 State Street, Boston, Massachusetts,                      02109
    ---------------------------------------------------------------------
    (Address of principal executive offices)                   (Zip code)

                              Alan R. Dynner, Esq.
                 255 State Street, Boston, Massachusetts, 02109
                 ----------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-8260

Date of fiscal year end: December 31st

Date of reporting period: July 1, 2003 through June 30, 2004

Eaton Vance Tax-Managed Growth Fund 1.0 (the "Fund") is a feeder fund that invests exclusively in shares of Tax-Managed Growth Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940. The proxy voting record of the Portfolio filed on August 31, 2004 can be found on the Securities and Exchange Commission's website (www.sec.gov). The Portfolio's CIK number is 1002667 and its file number is 811-7409.